Fair value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement Assets And Liabilities [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities

The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	304,659	459,767	1,012,141	1,776,567
Debt instruments measured at fair value through other comprehensive income	12,722,114	7,655,691	—	20,377,805
Equity instruments measured at fair value through other comprehensive income	406,778	13,850	37,640	458,268
Derivatives receivable	—	143,201	—	143,201
	13,433,551	8,272,509	1,049,781	22,755,841
Accrued interest				347,087
Total financial assets				23,102,928
Financial liabilities
Derivatives payable	—	102,288	—	102,288
Liabilities at fair value through profit or loss	61,153	—	—	61,153
Total financial liabilities	61,153	102,288	—	163,441

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	329,609	344,155	882,776	1,556,540
Debt instruments measured at fair value through other comprehensive income	11,779,535	9,132,649	—	20,912,184
Equity instruments measured at fair value through other comprehensive income	397,247	10,541	37,090	444,878
Derivatives receivable	—	158,101	—	158,101
	12,506,391	9,645,446	919,866	23,071,703
Accrued interest				334,385
Total financial assets				23,406,088
Financial liabilities
Derivatives payable	—	145,395	—	145,395

(*) As of December 31, 2024 and 2023, correspond mainly to participations in mutual funds, and investment funds and shares.

Summary of significant unobservable inputs used in fair value measurement of assets

The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation		Sensitivity of inputs to fair value
			2024	2023
Private Equity Stocks	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in an increase (decrease) in fair value by S/8,096,000 as of December 31, 2024 and S/7,678,000 as of December 31, 2023.
Private equity funds	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in an increase (decrease) in fair value by S/93,119,000 as of December 31, 2024 and S/80,597,000 as of December 31, 2023.
Not-listed shares	Equity method	-	According to price risk	According to price risk	5 percent increase (decrease) of the price would result in an increase in fair value of S/1,882,000 as of December 31, 2024 and S/1,854,000 as of December 31, 2023.

Summary of fair value measurement of assets

The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2024	2023
	S/(000)	S/(000)
Initial balance as of January 1	919,866	977,835
Purchases	81,369	85,777
Sales	(78,231)	(35,625)
Gain (loss) recognized on the consolidated statement of income	126,777	(108,121)
Balance as of December 31	1,049,781	919,866

Summary of fair value measurement of assets and liabilities levels of hierarchy

The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2024					As of December 31, 2023
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	12,615,226	—	—	12,615,226	12,615,226	9,818,711	—	—	9,818,711	9,818,711
Inter-bank funds	—	220,060	—	220,060	220,060	—	524,915	—	524,915	524,915
Investments at amortized cost	3,775,935	98,658	—	3,874,593	3,898,198	3,277,672	80,042	—	3,357,714	3,474,004
Loans, net	—	48,333,964	—	48,333,964	49,229,448	—	44,737,995	—	44,737,995	46,520,382
Due from customers on acceptances	—	9,163	—	9,163	9,163	—	40,565	—	40,565	40,565
Other accounts receivable and other assets, net	—	1,588,600	—	1,588,600	1,588,600	—	1,246,480	—	1,246,480	1,246,480
Reinsurance contract assets	—	18,602	—	18,602	18,602	—	26,287	—	26,287	26,287
Total	16,391,161	50,269,047	—	66,660,208	67,579,297	13,096,383	46,656,284	—	59,752,667	61,651,344
Liabilities
Deposits and obligations	—	53,770,487	—	53,770,487	53,768,028	—	49,394,868	—	49,394,868	49,188,234
Inter-bank funds	—	—	—	—	—	—	119,712	—	119,712	119,712
Due to banks and correspondents	—	7,706,223	—	7,706,223	7,562,057	—	9,028,209	—	9,028,209	9,025,930
Bonds, notes and other obligations	5,163,150	838,662	—	6,001,812	6,075,433	4,587,631	708,643	—	5,296,274	5,551,629
Due from customers on acceptances	—	9,163	—	9,163	9,163	—	40,565	—	40,565	40,565
Insurance and reinsurance contract liabilities	—	12,524,320	—	12,524,320	12,524,320	—	12,207,536	—	12,207,536	12,207,536
Other accounts payable and other liabilities	—	4,024,513	—	4,024,513	4,024,513	—	3,056,196	—	3,056,196	3,056,196
Total	5,163,150	78,873,368	—	84,036,518	83,963,514	4,587,631	74,555,729	—	79,143,360	79,189,802